Regulatory Capital Requirements	12 Months Ended
Dec. 31, 2016
Regulatory Capital Requirements [Abstract]
Regulatory Capital Requirements

NOTE 20 – Regulatory Capital Requirements

We operate in a highly regulated environment and are subject to capital requirements, which may limit distributions to our company from its subsidiaries. Distributions from our broker-dealer subsidiaries are subject to net capital rules. A broker-dealer that fails to comply with the SEC’s Uniform Net Capital Rule (Rule 15c3-1) may be subject to disciplinary actions by the SEC and self-regulatory organizations, such as FINRA, including censures, fines, suspension, or expulsion. Stifel has chosen to calculate its net capital under the alternative method, which prescribes that their net capital shall not be less than the greater of $1.0 million or two percent of aggregate debit balances (primarily receivables from customers) computed in accordance with the SEC’s Customer Protection Rule (Rule 15c3-3). Our other broker-dealer subsidiaries calculate their net capital under the aggregate indebtedness method, whereby their aggregate indebtedness may not be greater than fifteen times their net capital (as defined).

At December 31, 2016, Stifel had net capital of $228.8 million, which was 15.3% of aggregate debit items and $198.8 million in excess of its minimum required net capital. At December 31, 2016, all of our other broker-dealer subsidiaries’ net capital exceeded the minimum net capital required under the SEC rule.

Our international subsidiaries are subject to the regulatory supervision and requirements of the Financial Conduct Authority (“FCA”) in the United Kingdom. At December 31, 2016, our international subsidiaries’ capital and reserves were in excess of the financial resources requirement under the rules of the FCA.

Our company, as a bank holding company, and Stifel Bank are subject to various regulatory capital requirements administered by the Federal and state banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on our company’s and Stifel Bank’s financial results. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, our company and Stifel Bank must meet specific capital guidelines that involve quantitative measures of our assets, liabilities, and certain off-balance sheet items as calculated under regulatory accounting practices. Our company’s and Stifel Bank’s capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

Effective January 1, 2015, our company and Stifel Bank became subject to Basel III. Under the Basel III rules, the quantity and quality of regulatory capital increases, a capital conservation buffer was established, selected changes were made to the calculation of risk-weighted assets, and a new ratio, common equity Tier 1 was introduced, all of which are applicable to both our company and Stifel Bank. Various aspects of Basel III will be subject to multi-year transition periods through December 31, 2018.

Our company and Stifel Bank are required to maintain minimum amounts and ratios of Total and Tier 1 capital (as defined in the regulations) to risk-weighted assets (as defined), Tier 1 capital to average assets (as defined), and under rules defined in Basel III, Common equity Tier 1 capital to risk-weighted assets. Our company and Stifel Bank each calculate these ratios in order to assess compliance with both regulatory requirements and their internal capital policies. At current capital levels, our company and Stifel Bank are each categorized as “well capitalized” under the regulatory framework for prompt corrective action.

To be categorized as “well capitalized,” our company and Stifel Bank must maintain total risk-based, Tier 1 risk-based, and Tier 1 leverage ratios as set forth in the tables below (in thousands, except ratios).

Stifel Financial Corp. – Federal Reserve Capital Amounts

December 31, 2016

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
Common equity tier 1 capital	$1,610,744	18.0%	$402,644	4.5%	$581,597	6.5%
Tier 1 capital	1,813,556	20.3	536,859	6.0	715,812	8.0
Total capital	1,858,737	20.8	715,812	8.0	894,765	10.0
Tier 1 leverage	1,813,556	10.2	710,464	4.0	888,080	5.0

Stifel Bank – Federal Reserve Capital Amounts

December 31, 2016

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
Common equity tier 1 capital	$945,748	16.0%	$265,306	4.5%	$383,220	6.5%
Tier 1 capital	945,748	16.0	353,742	6.0	471,656	8.0
Total capital	991,668	16.8	471,656	8.0	589,570	10.0
Tier 1 leverage	945,748	7.1	534,215	4.0	667,768	5.0